INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 1,494	$ 1,299
Finished goods	9,598	11,287
Total inventory	11,092	12,586
Cost of goods sold, deferred finished goods inventory	$ 413	$ 4,246